Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficiency) - USD ($) $ in Thousands		Total	Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Noncontrolling Interest [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Common Stock Outstanding [Member]		Common Stock [Member]		Common Stock [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Common Stock [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Additional Paid-in Capital [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Treasury Stock, Common [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Retained Earnings [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	AOCI Attributable to Parent [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member]	Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Common Shares [Member]	Temporary Equity [Member] Redeemable Common Shares [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Common Shares [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Share-based Awards [Member]	Temporary Equity [Member] Share-based Awards [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Share-based Awards [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2019					$ 0			$ 194,631																					$ 182,656			$ 10,684			$ 1,291
Balance (in shares) at Dec. 31, 2019	[1]												84,331,573
Balance at Dec. 31, 2019		$ (198,682)											$ 10				$ 33,691						$ (233,957)			$ 1,574
Proceeds from exercise of options (in shares)	[1]												759,293
Proceeds from exercise of options		612											$ 0				612						0			0
Stock-based compensation expense		3,277											0				3,277						0			0
Issuance of redeemable noncontrolling interest in EduTech		4,471											0				4,471						0			0
Net loss		(16,969)											0				0						(16,969)			0
Net income attributable to and accretion of redeemable noncontrolling interest					27			27																					$ 0			0			0
Net income attributable to and accretion of redeemable noncontrolling interest		(27)											0				0						(27)			0
Foreign currency translation adjustment		217											0				0						0			217
Balance, temporary equity, shares (in shares) at Dec. 31, 2019	[1]																												51,091,344
Reclassification of share-based awards to mezzanine equity		(198)			0			198					0				(198)						0			0			$ 0			0			198
Remeasurement of redemption value of common shares		(14,390)			0			14,390					0				0						(14,390)			0			0			14,390			0
Remeasurement of redemption value of convertible preferred stock		(32,976)			0			32,976					0				0						(32,976)			0			$ 32,976			0			0
Issuance of redeemable noncontrolling interest in EduTech		4,471											0				4,471						0			0
Net income attributable to and accretion of redeemable noncontrolling interest		27											$ (0)				(0)						27			(0)
Balance, temporary equity, shares (in shares) at Dec. 31, 2020	[1]																												42,000,592
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2020					3,061			213,014																					$ 183,390			25,074			1,489
Balance (in shares) at Dec. 31, 2020	[1]												100,068,469
Balance at Dec. 31, 2020		(192,827)											$ 12				105,159			$ 0			(299,789)			1,791
Proceeds from the issuance of Common Stock, net of issuance costs (in shares)	[1]												11,979,055
Proceeds from the issuance of Common Stock, net of issuance costs		56,261											$ 1				56,260						0			0
Settlement of restricted stock issued in exchange for non-recourse promissory note (in shares)	[1]												2,607,432
Settlement of restricted stock issued in exchange for non-recourse promissory note		4,640											$ 1				4,639						0			0
Issuance of common shares in exchange for issuance cost (in shares)	[1]												391,115
Issuance of common shares in exchange for issuance cost		2,407											$ 0				2,407						0			0
Redemption of Series B convertible preferred stock (in shares)	[1]																												(9,090,752)
Redemption of Series B convertible preferred stock					0			(32,242)																					$ (32,242)			0			0
Redemption of Series B convertible preferred stock		$ (1,470)											$ 0				0						(1,470)			0
Issuance of redeemable noncontrolling interest in EduTech					3,034			3,034																					0			0			0
Net income attributable to noncontrolling interest					27			27																					0			0			0
Proceeds from exercise of options (in shares)		5,141,331											5,141,331	[1]
Proceeds from exercise of options		$ 8,242											$ 0				8,242			0			0			0
Common Stock issued upon vesting of restricted stock units (in shares)	[1]												170,852
Common Stock issued upon acquisition (in shares)	[1]												47,940,523
Common Stock issued upon acquisition		299,739											$ 3				299,736			0			0			0
Stock-based compensation expense		46,475											0				46,475			0			0			0
Issuance of redeemable noncontrolling interest in EduTech		515			238			238					0				515			0			0			0			0			0			0
Reclassification of earn-out RSUs to earn-out shares		(714)											0				(714)			0			0			0
Repurchase of Common Stock		(1,739)											0				0			(1,739)			0			0
Net loss		(33,245)											0				0			0			(33,245)			0
Net income attributable to and accretion of redeemable noncontrolling interest		(1,974)			(1,974)			(1,974)					0				0			0			(1,974)			0			0			0			0
Foreign currency translation adjustment					(63)			(63)																					0			0			0
Foreign currency translation adjustment		526											0				0			0			0			526
Reclassification of share-based awards to mezzanine equity		(206)			0			206					0				(206)			0			0			0			0			0			206
Reclassification of common shares to mezzanine equity					0			6,872																					0			6,872			0
Remeasurement of redemption value of common shares		(7,361)			0			7,361					0				0			0			(7,361)			0			0			7,361			0
Remeasurement of redemption value of convertible preferred stock		(32,928)			0			32,928					0				0			0			(32,928)			0			32,928			0			0
Issuance of redeemable noncontrolling interest in EduTech		515			238			238					$ 0				515			0			0			0			$ 0			0			0
Conversion of convertible preferred stock (in shares)	[1]																												(42,000,592)
Conversion of convertible preferred stock					0			(216,318)																					$ (216,318)			0			0
Conversion of convertible preferred stock (in shares)	[1]												28,500,592
Conversion of convertible preferred stock		85,393											$ 3				85,390			0			0			0
Reclassification of temporary equity to permanent equity			$ 39,307	$ 41,152		$ 0	$ 0		$ (39,307)	$ (1,695)					$ 0	$ 0		$ 39,307	$ 41,152		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (39,307)	$ 0		$ 0	$ (1,695)
Net income attributable to and accretion of redeemable noncontrolling interest		1,974			1,974			1,974					$ (0)				(0)			$ (0)			1,974			(0)			$ 0			0			0
Balance, temporary equity, shares (in shares) at Dec. 31, 2021	[1]																												0
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2021		5,210			5,210			5,210																					$ 0			0			0
Balance (in shares) at Dec. 31, 2021											181,821,767	[2]	181,821,767	[1]						143,564
Balance at Dec. 31, 2021		250,355											$ 18	[2]			625,056			$ (1,739)			(375,297)			2,317
Proceeds from exercise of options (in shares)											713,810	[2]								0
Proceeds from exercise of options		1,036											0	[2]			1,036			$ 0			0			0
Common Stock issued upon vesting of restricted stock units (in shares)											92,430	[2]								0
Common Stock issued upon vesting of restricted stock units		0											0	[2]			0			$ 0			0			0
Stock-based compensation expense		8,274											0	[2]			8,274			0			0			0
Reclassification of earn-out RSUs to earn-out shares		(296)											0	[2]			(296)			0			0			0
Repurchase of Common Stock (in shares)	[2]										(135,000)
Repurchase of Common Stock		(743)											0	[2]			0			$ (743)			0			0
Repurchase of Common Stock (in shares)																				135,000
Net loss		(11,053)											0	[2]			0			$ 0			(11,053)			0
Net income attributable to and accretion of redeemable noncontrolling interest					617			617
Net income attributable to and accretion of redeemable noncontrolling interest		(617)											0	[2]			0			0			(617)			0
Foreign currency translation adjustment					(9)			(9)
Foreign currency translation adjustment		(1,719)											0				0			0			0			(1,719)
Net income attributable to and accretion of redeemable noncontrolling interest		617											(0)	[2]			(0)			$ (0)			617			(0)
Balance, temporary equity, including noncontrolling interest at Mar. 31, 2022					5,818			5,818
Balance (in shares) at Mar. 31, 2022											182,493,007	[2]								278,564
Balance at Mar. 31, 2022		245,237											$ 18	[2]			634,070			$ (2,482)			(386,967)			598
Net income attributable to noncontrolling interest					617			617
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2021		5,210			5,210			5,210																					$ 0			$ 0			$ 0
Balance (in shares) at Dec. 31, 2021											181,821,767	[2]	181,821,767	[1]						143,564
Balance at Dec. 31, 2021		$ 250,355											$ 18	[2]			625,056			$ (1,739)			(375,297)			2,317
Proceeds from exercise of options (in shares)		1,799,665									1,799,665	[2]								0
Proceeds from exercise of options		$ 2,818											0	[2]			2,818			$ 0			0			0
Common Stock issued upon vesting of restricted stock units (in shares)											1,784,993	[2]								0
Common Stock issued upon vesting of restricted stock units		0											0	[2]			0			$ 0			0			0
Common Stock issued upon acquisition (in shares)											324,845	[2]								0
Common Stock issued upon acquisition		1,517											0	[2]			1,517			$ 0			0			0
Common Stock issued for canceled officer awards (in shares)											3,592,504	[2]								0
Common Stock issued for canceled officer awards		0											1	[2]			(1)			$ 0			0			0
Stock-based compensation expense		37,210											0	[2]			37,210			0			0			0
Issuance of redeemable noncontrolling interest in EduTech		0			5,794			5,794					0				0			0			0			0
Reclassification of earn-out RSUs to earn-out shares		(885)											0	[2]			(885)			0			0			0
Repurchase of Common Stock (in shares)	[2]										(4,046,186)
Repurchase of Common Stock		(19,927)											0	[2]			0			$ (19,927)			0			0
Repurchase of Common Stock (in shares)																				4,046,186
Net loss		(38,688)											0	[2]			0			$ 0			(38,688)			0
Net income attributable to and accretion of redeemable noncontrolling interest					2,942			2,942
Net income attributable to and accretion of redeemable noncontrolling interest		(2,942)											0	[2]			0			0			(2,942)			0
Foreign currency translation adjustment					61			61
Foreign currency translation adjustment		(311)											0				0			0			0			(311)
Balance, temporary equity, shares (in shares) at Dec. 31, 2021	[1]																												0
Issuance of redeemable noncontrolling interest in EduTech		0			5,794			5,794					0				0			0			0			0
Net income attributable to and accretion of redeemable noncontrolling interest		2,942											(0)	[2]			(0)			$ (0)			2,942			(0)
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2022		14,007			14,007			14,007
Balance (in shares) at Dec. 31, 2022											185,277,588	[2]								4,189,750
Balance at Dec. 31, 2022		$ 229,147											19	[2]			665,715			$ (21,666)			(416,927)			2,006
Net income attributable to noncontrolling interest					2,942			2,942
Proceeds from exercise of options (in shares)		680,385									680,385	[2]								0
Proceeds from exercise of options		$ 1,131											0	[2]			1,131			$ 0			0			0
Common Stock issued upon vesting of restricted stock units (in shares)											1,254,710	[2]								0
Common Stock issued upon vesting of restricted stock units		0											0	[2]			0			$ 0			0			0
Stock-based compensation expense		8,104											0	[2]			8,104			0			0			0
Reclassification of earn-out RSUs to earn-out shares		(182)											0	[2]			(182)			0			0			0
Repurchase of Common Stock (in shares)	[2]										(424,876)
Repurchase of Common Stock		(1,811)											0	[2]			0			$ (1,811)			0			0
Repurchase of Common Stock (in shares)																				424,876
Net loss		(9,182)											0	[2]			0						(9,182)			0
Net income attributable to and accretion of redeemable noncontrolling interest					15			15
Net income attributable to and accretion of redeemable noncontrolling interest		(15)											0	[2]			0			$ 0			(15)			0
Foreign currency translation adjustment					35			35
Foreign currency translation adjustment		49											0				0			0			0			49
Net income attributable to and accretion of redeemable noncontrolling interest		15											(0)	[2]			(0)			$ (0)			15			(0)
Balance, temporary equity, including noncontrolling interest at Mar. 31, 2023		14,057			14,057			14,057
Balance (in shares) at Mar. 31, 2023											186,787,807	[2]								4,614,626
Balance at Mar. 31, 2023		$ 227,241											$ 19	[2]			$ 674,768			$ (23,477)			$ (426,124)			$ 2,055
Net income attributable to noncontrolling interest					$ 15			$ 15

[1]	As part of the Business Combination (as disclosed in "Note 3 — Business Combination"), all per share information has been retroactively adjusted using an exchange ratio of 8.69144 per share.
[2]	As part of the Business Combination (as disclosed in “Note 3 — Business Combination”), all per share information has been retroactively adjusted using an exchange ratio of 8.69144 per share.